Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Summary information by segment
The following table presents summary information by segment:

For the year ended December 31, 2018:

	YY Live	Huya	Elimination	Total
	RMB	RMB	RMB	RMB

Net revenues
Live streaming	10,434,822	4,442,845	-	14,877,667
Others	667,350	220,595	(2,055)	885,890

Total net revenues	11,102,172	4,663,440	(2,055)	15,763,557

Cost of revenues (1)	(6,083,487)	(3,933,647)	-	(10,017,134)

Gross profit	5,018,685	729,793	(2,055)	5,746,423

Operating expenses (1)
Research and development expenses	(926,900)	(265,152)	-	(1,192,052)
Sales and marketing expenses	(962,164)	(189,207)	2,055	(1,149,316)
General and administrative expenses	(595,515)	(287,710)	-	(883,225)

Total operating expenses	(2,484,579)	(742,069)	2,055	(3,224,593)

Other income	78,922	38,938	-	117,860

Operating income	2,613,028	26,662	-	2,639,690

Interest expense	(8,616)	-	-	(8,616)
Interest income and investment income	329,003	156,549	-	485,552
Foreign currency exchange (losses) gains, net	(565)	51	-	(514)
Gain on deemed disposal and disposal of investments	16,178	-	-	16,178
Gain on fair value changes of investment	1,487,405	-	201,999	1,689,404
Fair value loss on derivative liabilities	-	(2,285,223)	-	(2,285,223)
Other non-operating expenses	(2,000)	-	-	(2,000)

Income before income tax expenses	4,434,433	(2,101,961)	201,999	2,534,471

Income tax (expenses) benefits	(501,683)	50,943	(26,967)	(477,707)

Income before share of loss in equity method investments, net of income taxes	3,932,750	(2,051,018)	175,032	2,056,764

Share of income in equity method investments, net of income taxes	120,636	113,329	(175,032)	58,933

Net income	4,053,386	(1,937,689)	-	2,115,697

(1) Share-based compensation was allocated in cost of revenues and operating expenses as follows:

	YY Live	Huya	Total
	RMB	RMB	RMB

Cost of revenues	63,867	10,472	74,339
Research and development expenses	194,530	30,643	225,173
Sales and marketing expenses	3,891	1,832	5,723
General and administrative expenses	159,042	183,748	342,790

The following table presents summary information by segment:

For the year ended December 31, 2017:

	YY Live	Huya	Total
	RMB	RMB	RMB
Net revenues
Live streaming	8,601,418	2,069,536	10,670,954
Others	808,558	115,280	923,838

Total net revenues	9,409,976	2,184,816	11,594,792

Cost of revenues (1)	(5,096,538)	(1,929,864)	(7,026,402)

Gross profit	4,313,438	254,952	4,568,390

Operating expenses (1)
Research and development expenses	(611,726)	(170,160)	(781,886)
Sales and marketing expenses	(603,989)	(87,292)	(691,281)
General and administrative expenses	(442,646)	(101,995)	(544,641)
Goodwill impairment	(2,527)	-	(2,527)

Total operating expenses	(1,660,888)	(359,447)	(2,020,335)

Gain on deconsolidation and disposal of subsidiaries	37,989	-	37,989
Other income	103,558	9,629	113,187

Operating income (loss)	2,794,097	(94,866)	2,699,231

Interest expense	(32,122)	-	(32,122)
Interest income and investment income	166,335	14,049	180,384
Foreign currency exchange losses, net	(2,176)	-	(2,176)
Gain on deemed disposal and disposal of investments	45,861	-	45,861

Income (loss) before income tax expenses	2,971,995	(80,817)	2,891,178

Income tax expenses	(415,811)	-	(415,811)

Income (loss) before share of income (loss) in equity method investments, net of income taxes	2,556,184	(80,817)	2,475,367

Share of income (loss) in equity method investments, net of income taxes	33,175	(151)	33,024

N et income (loss)	2,589,359	(80,968)	2,508,391

(1) Share-based compensation was allocated in cost of revenues and operating expenses as follows:

	YY Live	Huya	Total
	RMB	RMB	RMB

Cost of revenues	39,882	2,877	42,759
Research and development expenses	113,174	9,174	122,348
Sales and marketing expenses	3,626	791	4,417
General and administrative expenses	60,871	27,266	88,137

For the year ended December 31, 2016:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB

Net revenues
Live streaming	6,235,249	791,978	-	7,027,227
Others	1,011,170	4,926	160,727	1,176,823

Total net revenues	7,246,419	796,904	160,727	8,204,050

Cost of revenues (1)	(3,900,814)	(1,094,644)	(107,972)	(5,103,430)

Gross profit (loss)	3,345,605	(297,740)	52,755	3,100,620

Operating expenses (1)
Research and development expenses	(456,375)	(188,334)	(30,521)	(675,230)
Sales and marketing expenses	(259,040)	(68,746)	(59,482)	(387,268)
General and administrative expenses	(375,958)	(71,325)	(35,154)	(482,437)
Goodwill impairment	(3,861)	-	(13,804)	(17,665)

Total operating expenses	(1,095,234)	(328,405)	(138,961)	(1,562,600)

Gain on deconsolidation and disposal of subsidiaries	103,960	-	-	103,960
Other income	129,504	-	-	129,504

Operating income (loss)	2,483,835	(626,145)	(86,206)	1,771,484

Interest expense	(81,085)	-	-	(81,085)
Interest income and investment income	66,631	518	44	67,193
Foreign currency exchange gains, net	1,158	-	-	1,158
Gain on deemed disposal and disposal of investments	25,061	-	-	25,061

Income (loss) before income tax expenses	2,495,600	(625,627)	(86,162)	1,783,811

Income tax (expenses) benefits	(294,529)	-	14,015	(280,514)

Income (loss) before share of income (loss) in equity method investments, net of income taxes	2,201,071	(625,627)	(72,147)	1,503,297

Share of income (loss) in equity method investments, net of income taxes	8,390	-	(111)	8,279

Net income (loss)	2,209,461	(625,627)	(72,258)	1,511,576

(1) Share-based compensation was allocated in cost of revenues and operating expenses as follows:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB

Cost of revenues	9,893	5,677	324	15,894
Research and development expenses	53,085	19,538	6,193	78,816
Sales and marketing expenses	2,781	326	-	3,107
General and administrative expenses	19,523	26,557	13,389	59,469